Summary of significant accounting policies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Debt	$ 46,255,843	$ 46,532,960
Floating rate debt
Summary Of Significant Accounting Policies [Line Items]
Debt	9,800,000
Floating rate debt | LIBOR
Summary Of Significant Accounting Policies [Line Items]
Debt	3,100,000
Derivative, notional amount	$ 3,100,000
Floating rate debt | Three month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Long-term debt, floating rate, duration	3 months
Floating rate debt | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Summary Of Significant Accounting Policies [Line Items]
Debt	$ 5,800,000
Derivative, notional amount	$ 3,100,000
Floating rate derivative | One month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Long-term debt, floating rate, duration	1 month
Floating rate derivative | Three month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Long-term debt, floating rate, duration	3 months